UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       November 13, 2009
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $396,653 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0   018581AD0   3,845      4,000,000   PRN       DEFINED    1, 2   4,000,000
AMERICAN EQTY INVT LIFE HLD   NOTE 5.250% 12/0  025676AE7   2,658      2,904,000   PRN       DEFINED    1, 2   2,904,000
AMERICREDIT CORP              NOTE 0.750% 9/1   03060RAP6   4,239      4,861,000   PRN       DEFINED    1, 2   4,861,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8   7,861      8,783,000   PRN       DEFINED    1, 2   8,783,000
AVIS BUDGET GROUP             COM               053774105   6,534        489,100   SH        DEFINED    1, 2     489,100
BARNES GROUP INC              NOTE 3.750% 8/0   067806AB5   2,656      2,554,000   PRN       DEFINED    1, 2   2,554,000
BELO CORP                     COM SER A         080555105  13,154      2,431,401   SH        DEFINED    1, 2   2,431,401
BOISE INC                     COM               09746Y105   5,280      1,000,000   SH        DEFINED    1, 2   1,000,000
BORDERS GROUP INC             COM               099709107   4,665      1,500,000   SH        DEFINED    1, 2   1,500,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8   2,188      2,328,000   PRN       DEFINED    1, 2   2,328,000
CAPLEASE INC                  COM               140288101   1,531        379,850   SH        DEFINED    1, 2     379,850
CIENA CORP                    NOTE 0.250% 5/0   171779AB7   1,047      1,320,000   PRN       DEFINED    1, 2   1,320,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1   6,046      8,797,000   PRN       DEFINED    1, 2   8,797,000
CIT GROUP INC                 COM               125581108     598        493,900   SH        DEFINED    1, 2     493,900
CHINA MED TECHNOLOGIES INC    NOTE 3.500% 11/1  169483AB0   3,656      4,372,000   PRN       DEFINED    1, 2   4,372,000
COMSYS IT PARTNERS INC        COM               20581E104  11,505      1,797,668   SH        DEFINED    1, 2   1,797,668
CONMED CORP                   NOTE 2.500% 11/1  207410AD3   4,026      4,454,000   PRN       DEFINED    1, 2   4,454,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0   2,439      2,718,000   PRN       DEFINED    1, 2   2,718,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5   3,950      4,080,000   PRN       DEFINED    1, 2   4,080,000
CUMULUS MEDIA INC             CL A              231082108   1,730      1,000,000   SH        DEFINED    1, 2   1,000,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105   4,648        189,005   SH        DEFINED    1, 2     189,005
EASTMAN KODAK CO              NOTE 3.375% 10/1  277461BE8   4,917      4,954,000   PRN       DEFINED    1, 2   4,954,000
EMMIS COMMUNICATIONS CORP     CL A              291525103   1,260      1,500,000   SH        DEFINED    1, 2   1,500,000
EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202   1,419        692,050   PRN       DEFINED    1, 2     692,050
ENTERCOM COMMUNICATIONS CORP  CL A              293639100   1,012        198,451   SH        DEFINED    1, 2     198,451
ENTRAVISION COMMUNICATIONS C  CL A              29382R107   7,376      4,263,591   SH        DEFINED    1, 2   4,263,591
FELCOR LODGING TR INC         COM               31430F101     453        100,000   SH        DEFINED    1, 2     100,000
GENESCO INC                   SDCV 4.125% 6/1   371532AN2   9,058      7,550,000   PRN       DEFINED    1, 2   7,550,000
GLIMCHER RLTY TR              SH BEN INT        379302102   2,294        625,000   SH        DEFINED    1, 2     625,000
GRAY TELEVISION INC           COM               389375106   8,263      3,561,544   SH        DEFINED    1, 2   3,561,544
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2   5,806      6,500,000   PRN       DEFINED    1, 2   6,500,000
GREAT WOLF RESORTS INC        COM               391523107     926        259,385   SH        DEFINED    1, 2     259,385
HERTZ GLOBAL HOLDINGS INC     COM               42805T105   2,764        255,200   SH        DEFINED    1, 2     255,200
HOLOGIC INC                   FRNT 2.000% 12/1  436440AA9  14,381     17,485,000   PRN       DEFINED    1, 2  17,485,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8   4,081      3,850,000   PRN       DEFINED    1, 2   3,850,000
INTERPUBLIC GROUP COS INC     NOTE 4.750% 3/1   460690BE9   3,010      3,062,000   PRN       DEFINED    1, 2   3,062,000
JAKKS PAC INC                 NOTE 4.625% 6/1   47012EAB2   1,725      1,716,000   PRN       DEFINED    1, 2   1,716,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1   521863AL4  14,537     18,115,000   PRN       DEFINED    1, 2  18,115,000
LEE ENTERPRISES INC           COM               523768109   1,331        484,165   SH        DEFINED    1, 2     484,165
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4   4,651      5,361,000   PRN       DEFINED    1, 2   5,361,000
LIN TV CORP                   CL A              532774106  11,071      2,340,544   SH        DEFINED    1, 2   2,340,544
MCCLATCHY CO                  CL A              579489105   2,560      1,000,000   SH        DEFINED    1, 2   1,000,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2   4,642      4,861,000   PRN       DEFINED    1, 2   4,861,000
MOLINA HEALTHCARE INC         NOTE 3.750% 10/0  60855RAA8  12,959     15,901,000   PRN       DEFINED    1, 2  15,901,000
MYLAN INC                     NOTE 1.250% 3/1   628530AG2   4,987      5,108,000   PRN       DEFINED    1, 2   5,108,000
NEXSTAR BROADCASTING GROUP I  CL A              65336K103   3,793      1,109,124   SH        DEFINED    1, 2   1,109,124
NII HLDGS INC                 NOTE 2.750% 8/1   62913FAF9   9,476      9,679,000   PRN       DEFINED    1, 2   9,679,000
OFFICE DEPOT INC              COM               676220106   9,774      1,476,384   SH        DEFINED    1, 2   1,476,384
OMNITURE INC                  COM               68212S109   2,680        125,000   SH        DEFINED    1, 2     125,000
PENN NATL GAMING INC          COM               707569109   3,072        111,049   SH        DEFINED    1, 2     111,049
RADIO ONE INC                 CL D NON VTG      75040P405     927        945,691   SH        DEFINED    1, 2     945,691
RITE AID CORP                 NOTE 8.500% 5/1   767754BU7  10,095     10,000,000   PRN       DEFINED    1, 2  10,000,000
SAKS INC                      NOTE 2.000% 3/1   79377WAL2  29,184     35,500,000   PRN       DEFINED    1, 2  35,500,000
SANMINA SCI CORP              COM NEW           800907206   2,867        333,332   SH        DEFINED    1, 2     333,332
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9  17,331     18,889,000   PRN       DEFINED    1, 2  18,889,000
SONIC AUTOMOTIVE INC          NOTE 4.250% 11/3  83545GAK8   4,804      4,908,000   PRN       DEFINED    1, 2   4,908,000
SOTHEBYS                      NOTE 3.125% 6/1   835898AC1   8,297      9,561,000   PRN       DEFINED    1, 2   9,561,000
ST MARY LD & EXPL CO          NOTE 3.500% 4/0   792228AD0   1,883      1,954,000   PRN       DEFINED    1, 2   1,954,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106   4,260      1,644,939   SH        DEFINED    1, 2   1,644,939
SUNRISE SENIOR LIVING INC     COM               86768K106   3,054      1,007,845   SH        DEFINED    1, 2   1,007,845
TENET HEALTHCARE CORP         COM               88033G100   2,940        500,000   SH        DEFINED    1, 2     500,000
UNISYS CORP                   COM               909214108   1,039        389,130   SH        DEFINED    1, 2     389,130
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2  23,698     22,650,000   PRN       DEFINED    1, 2  22,650,000
VERSO PAPER CORP              COM               92531L108     761        254,569   SH        DEFINED    1, 2     254,569
WEBMD CORP                    NOTE 3.125% 9/0   94769MAG0  10,612     10,000,000   PRN       DEFINED    1, 2  10,000,000
WESCO INTL INC                DBCV 6.000% 9/1   95082PAH8  16,729     12,984,000   PRN       DEFINED    1, 2  12,984,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5   3,565      3,647,000   PRN       DEFINED    1, 2   3,647,000
WYETH                         COM               983024100   6,073        125,000   SH        DEFINED    1, 2     125,000
